UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-1685

Name of Registrant: Vanguard Morgan Growth Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Item 1: Schedule of Investments

Vanguard Morgan Growth Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (96.9%)[1]
Consumer Discretionary (15.5%)
* Amazon.com Inc.	735,375	132,368
Starbucks Corp.	3,462,661	111,255
Coach Inc.	1,390,337	76,900
* Ford Motor Co.	4,109,268	68,995
Omnicom Group Inc.	1,118,542	51,229
Walt Disney Co.	1,234,520	46,307
Ross Stores Inc.	656,767	41,541
NIKE Inc. Class B	450,870	38,513
McDonald's Corp.	497,241	38,168
Advance Auto Parts Inc.	566,166	37,452
* LKQ Corp.	1,551,551	35,251
TJX Cos. Inc.	750,670	33,322
Home Depot Inc.	905,090	31,732
Expedia Inc.	1,256,989	31,538
* Las Vegas Sands Corp.	672,955	30,922
* Dollar General Corp.	984,523	30,195
* ITT Educational Services Inc.	411,830	26,229
News Corp. Class A	1,687,251	24,566
* priceline.com Inc.	55,480	22,167
Tractor Supply Co.	434,930	21,090
* CarMax Inc.	583,345	18,597
* Dollar Tree Inc.	323,000	18,114
Carnival Corp.	382,828	17,652
* Discovery Communications Inc. Class A	397,500	16,576
* Discovery Communications Inc.	432,415	15,865
* Harman International Industries Inc.	338,900	15,691
Gentex Corp.	488,095	14,428
* Urban Outfitters Inc.	397,280	14,227
* Kohl's Corp.	259,300	14,090
Starwood Hotels & Resorts Worldwide Inc.	230,300	13,998
DeVry Inc.	290,910	13,958
Service Corp. International	1,645,300	13,574
Target Corp.	225,000	13,529
Scripps Networks Interactive Inc. Class A	243,400	12,596
* DIRECTV Class A	305,600	12,203
* Bed Bath & Beyond Inc.	239,100	11,752
Williams-Sonoma Inc.	304,635	10,872
* Warnaco Group Inc.	193,225	10,641
* Lululemon Athletica Inc.	142,825	9,772
Darden Restaurants Inc.	209,480	9,728
* O'Reilly Automotive Inc.	158,700	9,589
* Aeropostale Inc.	383,604	9,452
* Ctrip.com International Ltd. ADR	233,643	9,451
Buckle Inc.	245,358	9,267
* Tenneco Inc.	208,958	8,601
CBS Corp. Class B	444,400	8,466
Autoliv Inc.	105,440	8,323
* GameStop Corp. Class A	341,200	7,807
* AutoZone Inc.	28,400	7,742

	Wynn Resorts Ltd.	70,700	7,341
	Tiffany & Co.	115,600	7,198
	Bayerische Motoren Werke AG ADR	268,140	7,013
*	TRW Automotive Holdings Corp.	130,000	6,851
	DR Horton Inc.	505,100	6,026
*	WMS Industries Inc.	125,075	5,658
	Chico's FAS Inc.	434,053	5,222
*	DISH Network Corp. Class A	238,900	4,697
	McGraw-Hill Cos. Inc.	112,900	4,111
	Comcast Corp. Class A Special Shares	194,634	4,050
	Comcast Corp. Class A	122,225	2,685
*	Liberty Global Inc. Class A	61,300	2,169
*	Liberty Global Inc.	61,800	2,094
	Cablevision Systems Corp. Class A	43,800	1,482
*	Liberty Media Corp. - Starz	21,700	1,443
*	Fossil Inc.	19,200	1,353
	Lowe's Cos. Inc.	13,500	339
			1,356,033
Consumer Staples (3.8%)
*	Anheuser-Busch InBev NV ADR	753,320	43,007
*	Whole Foods Market Inc.	657,725	33,274
	Mead Johnson Nutrition Co.	503,413	31,338
	Kraft Foods Inc.	923,969	29,114
	Costco Wholesale Corp.	368,164	26,585
	Wal-Mart Stores Inc.	469,200	25,304
	Philip Morris International Inc.	410,500	24,027
	Estee Lauder Cos. Inc. Class A	296,608	23,936
	Herbalife Ltd.	290,510	19,862
*	Hansen Natural Corp.	275,138	14,384
	PepsiCo Inc.	194,400	12,700
	Coca-Cola Co.	151,878	9,989
	Kroger Co.	399,300	8,928
	Sysco Corp.	253,160	7,443
	Dr Pepper Snapple Group Inc.	188,800	6,638
	Coca-Cola Enterprises Inc.	240,500	6,020
	Hormel Foods Corp.	92,600	4,747
	Kimberly-Clark Corp.	46,600	2,938
	Colgate-Palmolive Co.	20,600	1,656
	Hershey Co.	32,300	1,523
	Walgreen Co.	10,600	413
			333,826
Energy (6.5%)
	Occidental Petroleum Corp.	853,242	83,703
	Schlumberger Ltd.	755,189	63,058
	Valero Energy Corp.	2,042,124	47,214
	Anadarko Petroleum Corp.	604,427	46,033
*	Cameron International Corp.	822,011	41,701
	Exxon Mobil Corp.	553,730	40,489
*	Concho Resources Inc.	303,846	26,638
*	Oceaneering International Inc.	328,345	24,176
*	Ultra Petroleum Corp.	381,005	18,200
	Baker Hughes Inc.	276,146	15,787
*	Nabors Industries Ltd.	578,613	13,574
*,^ InterOil Corp.		183,100	13,196
*	Alpha Natural Resources Inc.	191,310	11,484
*	Pride International Inc.	287,700	9,494
	Peabody Energy Corp.	147,400	9,431

*	Continental Resources Inc.	155,900	9,175
	National Oilwell Varco Inc.	133,740	8,994
	Core Laboratories NV	100,490	8,949
*	Petrohawk Energy Corp.	483,980	8,833
	Pioneer Natural Resources Co.	94,100	8,170
*	Superior Energy Services Inc.	225,360	7,885
*	Whiting Petroleum Corp.	63,800	7,477
	El Paso Corp.	521,300	7,173
*	Southwestern Energy Co.	178,780	6,692
*	Weatherford International Ltd.	290,380	6,621
*	Denbury Resources Inc.	326,500	6,233
	Cabot Oil & Gas Corp.	163,200	6,177
	Murphy Oil Corp.	56,100	4,182
	Sunoco Inc.	71,500	2,882
	Hess Corp.	32,400	2,480
*	McDermott International Inc.	101,000	2,090
*	Tesoro Corp.	106,700	1,978
	Halliburton Co.	12,300	502
			570,671
Exchange-Traded Fund (0.7%)
^,2 Vanguard Growth ETF		1,044,900	64,178

Financials (4.2%)
	Goldman Sachs Group Inc.	556,181	93,528
	American Express Co.	1,109,278	47,610
	Lincoln National Corp.	1,198,753	33,337
	Wells Fargo & Co.	752,635	23,324
*	Affiliated Managers Group Inc.	196,400	19,487
	T Rowe Price Group Inc.	254,290	16,412
	Raymond James Financial Inc.	476,300	15,575
	Lazard Ltd. Class A	359,945	14,214
	Moody's Corp.	502,190	13,328
	Banco Santander Brasil SA ADR	807,757	10,986
*	CB Richard Ellis Group Inc. Class A	522,070	10,692
	Aflac Inc.	152,300	8,594
	Discover Financial Services	410,800	7,612
	Ameriprise Financial Inc.	126,000	7,251
	Capital One Financial Corp.	147,500	6,278
*	Citigroup Inc.	1,300,700	6,152
*	CIT Group Inc.	129,800	6,114
	Waddell & Reed Financial Inc. Class A	158,175	5,582
	Franklin Resources Inc.	49,900	5,549
	Public Storage	41,700	4,229
	Host Hotels & Resorts Inc.	176,100	3,147
	US Bancorp	115,600	3,118
*	Berkshire Hathaway Inc. Class B	22,250	1,783
	Simon Property Group Inc.	7,500	746
			364,648
Health Care (8.5%)
*	Agilent Technologies Inc.	1,245,218	51,589
*	Express Scripts Inc.	939,017	50,754
	UnitedHealth Group Inc.	1,105,349	39,914
*	Waters Corp.	490,627	38,127
	Shire plc ADR	516,400	37,377
	Teva Pharmaceutical Industries Ltd. ADR	676,961	35,290
	Cooper Cos. Inc.	622,280	35,059
*	Medco Health Solutions Inc.	540,471	33,115

Abbott Laboratories	626,832	30,031
* Laboratory Corp. of America Holdings	339,988	29,892
* Illumina Inc.	469,130	29,715
* Celgene Corp.	433,139	25,616
* Vertex Pharmaceuticals Inc.	573,111	20,076
* Hologic Inc.	1,065,333	20,050
* United Therapeutics Corp.	304,840	19,272
* ResMed Inc.	511,880	17,731
* Amgen Inc.	272,007	14,933
* Allscripts Healthcare Solutions Inc.	730,100	14,069
Perrigo Co.	218,500	13,838
* Watson Pharmaceuticals Inc.	255,470	13,195
* DaVita Inc.	152,300	10,583
* Hospira Inc.	189,700	10,564
Patterson Cos. Inc.	319,900	9,799
* Varian Medical Systems Inc.	139,810	9,686
* ICON plc ADR	441,100	9,660
McKesson Corp.	135,600	9,543
* Biogen Idec Inc.	136,550	9,156
* Mednax Inc.	131,600	8,855
* Catalyst Health Solutions Inc.	171,063	7,953
* Gilead Sciences Inc.	215,622	7,814
AmerisourceBergen Corp. Class A	228,800	7,807
Stryker Corp.	138,542	7,440
* Mylan Inc.	348,500	7,364
* Edwards Lifesciences Corp.	86,600	7,001
* Covance Inc.	134,420	6,910
Lincare Holdings Inc.	237,700	6,377
Cardinal Health Inc.	161,800	6,199
* Cephalon Inc.	97,880	6,041
* Endo Pharmaceuticals Holdings Inc.	151,100	5,396
* Amylin Pharmaceuticals Inc.	344,200	5,063
Allergan Inc.	70,200	4,821
Johnson & Johnson	58,300	3,606
* WellPoint Inc.	40,500	2,303
* Community Health Systems Inc.	46,400	1,734
Medtronic Inc.	38,299	1,420
* Intuitive Surgical Inc.	4,874	1,256
		743,994
Industrials (14.2%)
Caterpillar Inc.	1,559,359	146,050
Parker Hannifin Corp.	827,742	71,434
General Electric Co.	3,813,693	69,752
Joy Global Inc.	652,090	56,569
Boeing Co.	859,522	56,092
Honeywell International Inc.	985,000	52,363
Cummins Inc.	474,846	52,238
CH Robinson Worldwide Inc.	559,918	44,900
Ingersoll-Rand plc	930,690	43,826
Emerson Electric Co.	735,732	42,062
Dover Corp.	661,667	38,674
Illinois Tool Works Inc.	656,637	35,064
AMETEK Inc.	876,733	34,412
Precision Castparts Corp.	239,534	33,346
* IHS Inc. Class A	414,050	33,285
* BE Aerospace Inc.	896,496	33,197
Southwest Airlines Co.	2,346,049	30,452

* Foster Wheeler AG	796,440	27,493
Fastenal Co.	456,090	27,324
Expeditors International of Washington Inc.	453,445	24,758
* Chicago Bridge & Iron Co. NV	554,930	18,257
Flowserve Corp.	150,335	17,923
MSC Industrial Direct Co. Class A	271,016	17,532
Goodrich Corp.	191,100	16,830
United Parcel Service Inc. Class B	211,500	15,351
* Stericycle Inc.	186,900	15,124
* HUB Group Inc. Class A	361,162	12,691
Pall Corp.	254,192	12,603
* Navistar International Corp.	215,400	12,474
Deere & Co.	149,600	12,424
* Corrections Corp. of America	459,150	11,506
* Swift Transporation Co.	863,230	10,799
IESI-BFC Ltd.	417,455	10,144
Cooper Industries plc	167,060	9,738
* Alaska Air Group Inc.	168,807	9,570
Lennox International Inc.	201,728	9,540
CLARCOR Inc.	216,988	9,307
JB Hunt Transport Services Inc.	223,445	9,119
Watsco Inc.	128,800	8,125
Donaldson Co. Inc.	134,403	7,833
* Delta Air Lines Inc.	611,200	7,701
Landstar System Inc.	176,745	7,236
Rockwell Automation Inc.	99,700	7,149
* WESCO International Inc.	132,300	6,985
Union Pacific Corp.	74,200	6,875
Waste Connections Inc.	234,800	6,464
United Technologies Corp.	31,600	2,488
Pitney Bowes Inc.	81,700	1,976
* AGCO Corp.	34,900	1,768
		1,248,823
Information Technology (39.4%)
* Apple Inc.	1,003,825	323,794
International Business Machines Corp.	1,824,674	267,789
* Cisco Systems Inc.	10,220,130	206,753
Oracle Corp.	6,543,182	204,802
* Google Inc. Class A	305,725	181,591
* NetApp Inc.	3,212,342	176,550
Microsoft Corp.	6,119,236	170,849
Altera Corp.	3,880,673	138,074
* EMC Corp.	5,631,501	128,961
* Juniper Networks Inc.	3,031,616	111,927
* VMware Inc. Class A	991,312	88,138
Broadcom Corp. Class A	1,925,339	83,848
Xilinx Inc.	2,522,021	73,088
* Cognizant Technology Solutions Corp. Class A	983,658	72,092
* QLogic Corp.	3,575,487	60,855
Analog Devices Inc.	1,602,319	60,359
* Autodesk Inc.	1,416,346	54,104
* Check Point Software Technologies Ltd.	1,085,828	50,230
Mastercard Inc. Class A	214,990	48,181
Intersil Corp. Class A	2,951,236	45,065
QUALCOMM Inc.	890,629	44,077
* Baidu Inc. ADR	428,822	41,394
* Skyworks Solutions Inc.	1,347,800	38,588

*	Red Hat Inc.	833,597	38,054
*	Salesforce.com Inc.	288,152	38,036
*	Riverbed Technology Inc.	1,047,660	36,846
*	Dell Inc.	2,714,713	36,784
*	Emulex Corp.	2,890,874	33,708
*	BMC Software Inc.	711,287	33,530
*	Citrix Systems Inc.	480,654	32,882
*	Rovi Corp.	517,060	32,063
	Amphenol Corp. Class A	535,010	28,238
*	Alliance Data Systems Corp.	391,230	27,789
*	VeriFone Systems Inc.	684,186	26,382
*	Intuit Inc.	527,300	25,996
*	SanDisk Corp.	510,059	25,432
*	eBay Inc.	910,304	25,334
	Intel Corp.	1,152,244	24,232
*	Adobe Systems Inc.	714,735	22,000
	Tyco Electronics Ltd.	561,688	19,884
	Fidelity National Information Services Inc.	594,670	16,288
	Avago Technologies Ltd.	525,035	14,948
	Hewlett-Packard Co.	352,200	14,828
*,^ Longtop Financial Technologies Ltd. ADR		405,362	14,666
*	F5 Networks Inc.	112,600	14,656
*	RF Micro Devices Inc.	1,985,495	14,593
*	IAC/InterActiveCorp	493,244	14,156
*	Trimble Navigation Ltd.	347,265	13,866
*	NeuStar Inc. Class A	465,750	12,133
	ADTRAN Inc.	305,100	11,048
*	Lam Research Corp.	209,870	10,867
*	Microsemi Corp.	454,500	10,408
*	Equinix Inc.	122,000	9,914
	Jabil Circuit Inc.	479,663	9,636
*	Nuance Communications Inc.	516,040	9,382
*	FLIR Systems Inc.	271,900	8,089
*,3 Mail.ru Group Ltd. GDR		219,789	7,912
*	Fiserv Inc.	131,300	7,689
*	Motorola Inc.	846,700	7,680
*	Polycom Inc.	190,420	7,423
*	Teradata Corp.	173,900	7,158
*	ON Semiconductor Corp.	714,022	7,055
*	Ariba Inc.	299,489	7,035
*	Marvell Technology Group Ltd.	338,200	6,274
*	Blackboard Inc.	148,164	6,119
*	Atmel Corp.	417,300	5,141
*	Novellus Systems Inc.	146,200	4,725
	Accenture plc Class A	67,700	3,283
*	Flextronics International Ltd.	314,072	2,465
	Visa Inc. Class A	18,000	1,267
*	Advanced Micro Devices Inc.	121,400	993
	Texas Instruments Inc.	25,200	819
			3,460,815
Materials (3.0%)
	Teck Resources Ltd. Class B	990,019	61,213
	Cliffs Natural Resources Inc.	471,543	36,785
	Nucor Corp.	810,914	35,534
*	Rio Tinto plc ADR	378,286	27,108
	Albemarle Corp.	391,000	21,810
	Praxair Inc.	143,930	13,741

Freeport-McMoRan Copper & Gold Inc.			100,800	12,105
Newmont Mining Corp.			186,200	11,438
* Crown Holdings Inc.			278,200	9,286
Lubrizol Corp.			69,400	7,418
CF Industries Holdings Inc.			52,100	7,041
International Paper Co.			233,300	6,355
Walter Energy Inc.			49,000	6,264
Ecolab Inc.			115,400	5,819
Ball Corp.			63,200	4,301
				266,218
Telecommunication Services (1.0%)
* American Tower Corp. Class A			1,038,494	53,628
* NII Holdings Inc.			314,330	14,038
* Crown Castle International Corp.			272,000	11,922
Millicom International Cellular SA			44,150	4,221
* MetroPCS Communications Inc.			307,700	3,886
				87,695
Utilities (0.1%)
* AES Corp.			838,370	10,211

Total Common Stocks (Cost $6,227,954)				8,507,112
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (4.3%)[1]
Money Market Fund (4.0%)
[4,5] Vanguard Market Liquidity Fund	0.211%		349,279,845	349,280

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.1%)
Banc of America Securities, LLC
(Dated 12/31/10, Repurchase Value
12,800,000, collateralized by Federal Home
Loan Mortage Corp. 0.000%, 5/25/11, and
Federal National Mortgage Assn. 5.000%,
10/15/11)	0.200%	1/31/11	12,800	12,800

U.S. Government and Agency Obligations (0.2%)
[6,7] Federal Home Loan Bank Discount Notes	0.250%	3/18/11	100	100
[6,7] Federal Home Loan Bank Discount Notes	0.260%	3/23/11	1,750	1,749
[6,7] Federal Home Loan Bank Discount Notes	0.250%	6/15/11	6,000	5,993
[6,7] Freddie Mac Discount Notes	0.240%	3/14/11	10,000	9,996
[6,7] Freddie Mac Discount Notes	0.271%	6/7/11	220	220
				18,058
Total Temporary Cash Investments (Cost $380,137)				380,138
Total Investments (101.2%) (Cost $6,608,091)				8,887,250
Other Assets and Liabilities-Net (-1.2%)[4]				(103,255)
Net Assets (100%)				8,783,995

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $30,024,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.9% and 2.3%, respectively, of net assets.

2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the value of this security represented 0.1% of net assets.
4 Includes $30,766,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Securities with a value of $16,739,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,499,200	7,912	—
Temporary Cash Investments	349,280	30,858	—
Futures Contracts—Assets[1]	56	—	—
Futures Contracts—Liabilities[1]	(271)	—	—
Total	8,848,265	38,770	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2011	351	109,951	1,723
E-mini S&P 500 Index	March 2011	1,135	71,108	905

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At December 31, 2010, the cost of investment securities for tax purposes was $6,608,091,000. Net unrealized appreciation of investment securities for tax purposes was $2,279,159,000, consisting of unrealized gains of $2,394,345,000 on securities that had risen in value since their purchase and $115,186,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 17, 2011

VANGUARD MORGAN GROWTH FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 17, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.